Financial Instruments - Summary of Contractual Maturities of Financial Liabilities, Including Estimated Interest Payments and Excluding Impact of Netting Agreements (Detail) - Liquidity risk [member] - Non-derivative Financial Liabilities [Member] - USD ($)
$ in Thousands
	Mar. 31, 2019	Mar. 31, 2018
Disclosure of financial assets [Line Items]
Carrying amount	$ 123,160	$ 130,446
Contractual cash flows	(123,273)	(130,670)
6 months or less [Member]
Disclosure of financial assets [Line Items]
Contractual cash flows	(122,604)	(128,873)
6-12 months [Member]
Disclosure of financial assets [Line Items]
Contractual cash flows	(135)	(721)
1-2 years [Member]
Disclosure of financial assets [Line Items]
Contractual cash flows	(232)	(813)
2-5 years [Member]
Disclosure of financial assets [Line Items]
Contractual cash flows	(301)	(254)
More Than Five Years [Member]
Disclosure of financial assets [Line Items]
Contractual cash flows	(1)	(9)
Secured bank loans [Member]
Disclosure of financial assets [Line Items]
Carrying amount	707	652
Contractual cash flows	(820)	(756)
Secured bank loans [Member] | 6 months or less [Member]
Disclosure of financial assets [Line Items]
Contractual cash flows	(151)	(143)
Secured bank loans [Member] | 6-12 months [Member]
Disclosure of financial assets [Line Items]
Contractual cash flows	(135)	(136)
Secured bank loans [Member] | 1-2 years [Member]
Disclosure of financial assets [Line Items]
Contractual cash flows	(232)	(214)
Secured bank loans [Member] | 2-5 years [Member]
Disclosure of financial assets [Line Items]
Contractual cash flows	(301)	(254)
Secured bank loans [Member] | More Than Five Years [Member]
Disclosure of financial assets [Line Items]
Contractual cash flows	(1)	(9)
Trades and other payables [Member]
Disclosure of financial assets [Line Items]
Carrying amount	110,970	117,826
Contractual cash flows	(110,970)	(117,826)
Trades and other payables [Member] | 6 months or less [Member]
Disclosure of financial assets [Line Items]
Contractual cash flows	(110,970)	(117,826)
Other liabilities [Member]
Disclosure of financial assets [Line Items]
Carrying amount	5,932	6,180
Contractual cash flows	(5,932)	(6,300)
Other liabilities [Member] | 6 months or less [Member]
Disclosure of financial assets [Line Items]
Contractual cash flows	(5,932)	(5,116)
Other liabilities [Member] | 6-12 months [Member]
Disclosure of financial assets [Line Items]
Contractual cash flows		(585)
Other liabilities [Member] | 1-2 years [Member]
Disclosure of financial assets [Line Items]
Contractual cash flows		(599)
Refund due to customers [Member]
Disclosure of financial assets [Line Items]
Carrying amount	5,551	5,788
Contractual cash flows	(5,551)	(5,788)
Refund due to customers [Member] | 6 months or less [Member]
Disclosure of financial assets [Line Items]
Contractual cash flows	$ (5,551)	$ (5,788)